The Nature of Expenses - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Changes in inventories		₩ (143,513)	₩ 345,190	₩ 477,457
Purchases of raw materials		12,973,989	10,810,985	13,435,265
Depreciation and amortization		5,125,637	4,213,742	4,557,456
Outsourcing		1,159,520	922,565	1,147,856
Labor		3,714,001	3,439,608	3,669,275
Supplies and others		987,265	938,568	1,212,142
Utility		1,397,669	1,193,025	1,189,105
Fees and commissions		740,863	704,763	834,449
Shipping		172,081	124,770	310,945
Advertising		67,092	76,404	108,315
Warranty		113,689	101,846	251,395
Travel		53,244	66,201	66,428
Taxes and dues		135,982	129,784	144,038
Others		678,424	773,532	832,702
Total	[1]	₩ 27,175,943	₩ 23,840,983	₩ 28,236,828

[1]	Total expenses consist of cost of sales, selling, administrative, research and development expenses.